Leases	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
Leases

7. Leases

The Company leases office under non-cancelable operating lease agreement. Per the new lease standard ASC 842-10-55, this lease is treated as operating leases. Management determined the incremental borrowing rate was 3.0% for the lease that began in 2025 according to the current interest rate of the Company bank loan. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025
Office at Hung Hom, Hong Kong	2 years from July 16, 2025 to July 15, 2027

(a) Amounts recognized in the unaudited condensed consolidated balance sheets:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Right-of-use assets	134,352	726,918	93,424

Operating lease liabilities – current	134,352	391,547	50,322
Operating lease liabilities – non-current	—	335,371	43,102
	134,352	726,918	93,424

Weighted average remaining lease term (in years)	0.3	1.8
Weighted average discount rate (%)	5.9	3.0

For the six months ended September 30, 2025 and 2024, the Company incurred total operating lease expense of HK$204,000 (US$26,218) and HK$204,000, respectively.

(b) The following table sets forth the remaining contractual maturities of the Company:

	September 30, 2025	September 30, 2025
	HK$	US$
For the year ended March 31,
2026	204,000	26,218
2027	408,000	52,436
2028(remaining 4 months)	136,000	17,479
Total future lease payments	748,000	96,133
Less: imputed interest	(21,082)	(2,709)
Present value of lease liabilities	726,918	93,424

7. Leases

The Company leases office under non-cancelable operating lease agreement. Per the new lease standard ASC 842-10-55, this lease is treated as operating leases. Management determined the incremental borrowing rate was 5.9% for the lease that began in 2023 according to the Hong Kong bank best lending rate. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Hung Hom, Hong Kong	3 years from July 16, 2020 to July 15, 2023
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025

(a) Amounts recognized in the consolidated balance sheets:

	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	522,011	134,352	17,269

Operating lease liabilities – current	421,002	134,352	17,269
Operating lease liabilities – non-current	101,009	—	—
	522,011	134,352	17,269

Weighted average remaining lease term (in years)	1.3	0.3
Weighted average discount rate (%)	5.9	5.9

For the years ended March 31, 2025 and 2024, the Company incurred total operating lease expense of HK$408,000 (US$52,443) and HK$457,000, respectively.

(b) The following table sets forth the remaining contractual maturities of the Company:

	HK$	US$
For the year ended March 31,
2026 (remaining 4 months)	136,000	17,481
Total future lease payments	136,000	17,481
Less: imputed interest	(1,648)	(212)
Present value of lease liabilities	134,352	17,269